Income Taxes (Details) ₱ in Millions	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 PHP (₱)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Taxes [Line Items]
Corporate tax rate	20.00%	20.00%	20.00%	20.00%
Income tax expense benefit (in Dollars) | $	$ 10,000
Taxable income exempted (in Dollars) | $	190,000
Gross income from business (in Ringgits)	$ 3,908,716	$ 3,039,670			$ 4,406,189	$ 1,719,652
First tax amount (in Ringgits)			RM 600,000
Domestic corporations with net taxable income (in Pesos) | ₱				₱ 5
Total assets not exceeding (in Pesos) | ₱				₱ 100
Next S$1,90,000 [Member]
Income Taxes [Line Items]
Tax exempt percentage	50.00%	50.00%	50.00%	50.00%
Singapore [Member]
Income Taxes [Line Items]
Corporate tax rate	17.00%	17.00%	17.00%	17.00%
Singapore [Member] | First S$10,000 [Member]
Income Taxes [Line Items]
Tax exempt percentage	75.00%	75.00%	75.00%	75.00%
Malaysia [Member]
Income Taxes [Line Items]
Corporate tax rate	24.00%	24.00%	24.00%	24.00%
Additional paid in capital (in Ringgits)			RM 2,500,000
Gross income from business (in Ringgits)			RM 50,000,000
Malaysia [Member] | First MYR 6,00,000 [Member]
Income Taxes [Line Items]
Tax exempt percentage	17.00%	17.00%	17.00%	17.00%
Malaysia [Member] | Over MYR 6,00,000 [Member]
Income Taxes [Line Items]
Tax exempt percentage	24.00%	24.00%	24.00%	24.00%
Philippines [Member]
Income Taxes [Line Items]
Corporate tax rate	25.00%	25.00%	25.00%	25.00%